Expenses and Financial Income and Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expenses and Financial Income and Expenses
8.	Expenses and Financial Income and Expenses

Accounting policy

Cost of sales consist of costs related to direct sales, including purchase price of consumer products sold to customers from direct sales, inbound freight charges to fulfillment center and outbound freight cost, packaging supplies, gains related to discounts obtained from suppliers and costs for lost, stolen or damaged goods received. Freight charges to receive products from suppliers are included in inventory and recognized as cost of sales upon sale of products to customers.

Financial income comprises interest income on cash and cash equivalents, imputed interest income on installment sales arising from extended payment terms offered to our customers, foreign exchange gains and gains on derivative financial instruments. Interest income is recognized as it accrues in profit or loss, using the effective interest rate method. The rate used to determine imputed interest income on installment sales is 100% of the Brazilian Interbank Deposit Rate (Certificado de Depósito Interbancário, or CDI), plus a percentage that represents the credit risk of the Company’s counterparties.

Financial expenses comprise interest expenses on debt and imputed interest expense on credit purchases with extended payment terms offered by our suppliers. Financial expenses also include bank fees, foreign exchange losses and losses on derivative instruments. Borrowing costs are recognized in the consolidated statements of profit or loss using the effective interest method. The rate to determine imputed interest expense on credit purchase is 100% of the CDI, plus a percentage that represents the Company’s credit risk.

i.	Costs of Sales

The following is the breakdown of cost of sales for years ended December 31, 2016, 2017 and 2018, respectively:

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Cost of product sales	R$	1,004,917	R$	1,085,362	R$	1,206,757	US$	311,437
Shipping costs		137,144		149,576		160,517		41,426
Others		2,170		12,076		22,568		5,824

Total cost of sales	R$	1,144,231	R$	1,247,014	R$	1,389,842	US$	358,687

Cost of product sales include the non-recoverable ICMS taxes resulting from the tax incentives disclosed in note 6 granted by the States of Minas Gerais and Pernambuco. For the years ended December 31, 2016, 2017 and 2018, the total amounts of non-recoverable ICMS are as follows:

	Year ended December 31,
	2016		2017		2018		2018
	BRL		BRL		BRL		USD
State of Pernambuco	R$	30,507	R$	25,218	R$	26,220	US$	6,767
State of Minas Gerais		52,463		81,113		74,409		19,203

Non-recoverable ICMS	R$	82,970	R$	106,331	R$	100,629	US$	25,970

The impact of tax incentives net of non-recoverable ICMS for the years ended December 31, 2016, 2017 and 2018 is R$133,701, R$112,844 and R$69,591 (US$17,960), respectively.

During the years ended December 31, 2016, 2017 and 2018, the Company reviewed and changed ICMS tax positions taken on past transactions and recorded ICMS tax credits amounting to R$ 5,500, R$10,118, and R$0 (US$0), respectively, as a reduction of the cost of product sales.

ii.	Selling and Marketing Expenses

The following is the breakdown of selling and marketing expenses for years ended December 31, 2016, 2017 and 2018, respectively:

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Salaries and employees’ benefits	R$	132,463	R$	141,896	R$	143,806	US$	37,113
Marketing expenses		172,100		204,009		205,608		53,063
Operating lease		20,300		19,170		19,530		5,040
Credit card fees		30,827		35,245		35,813		9,243
Information technology services		1,896		1,414		1,040		269
Amortization and depreciation		7,624		4,312		7,155		1,846
Consulting		—		870		5,651		1,458
Allowance for doubtful accounts		6,227		25,443		13,014		3,359
Sales commissions and royalties		12,980		16,979		18,399		4,748
Facilities expenses		12,117		12,556		11,271		2,909
Others		34,531		33,296		18,919		4,883

Total selling and marketing expenses	R$	431,065	R$	495,190	R$	480,206	US$	123,931

iii.	General and Administrative Expenses

The following is the breakdown of general and administrative expenses for years ended December 31, 2016, 2017 and 2018, respectively:

	Year ended December 31,
	2016		2017		2018		2018
	BRL		BRL
	Restated		Restated		BRL		USD
Salaries and employees’ benefits	R$	78,149	R$	47,333	R$	70,315	US$	18,147
Operating lease		6,597		8,293		8,593		2,218
Information technology services		34,704		35,416		27,981		7,221
Amortization and depreciation		23,114		27,175		50,867		13,128
Consulting		9,680		12,110		22,661		5,848
Facilities expenses		3,293		2,909		3,293		850
Others		6,801		10,017		7,985		2,060

Total general and administrative expenses	R$	162,338	R$	143,253	R$	191,695	US$	49,472

iv.	Financial Income and Expenses

The following is the breakdown of financial income and expenses of the Company for years ended December 31, 2016, 2017 and 2018, respectively:

	Year ended December 31,
	2016		2017		2018		2018
	BRL		BRL
	Restated		Restated		BRL		USD
Interest income	R$	19,675	R$	24,631	R$	9,833	US$	2,538
Foreign exchange gain		2,090		1,336		2,871		741
Imputed interest on installment sales(1)		5,706		2,255		2,259		583
Derivative financial instruments gain		—		764		0		0
Other		814		10		63		16

Total financial income	R$	28,285	R$	28,996	R$	15,026	US$	3,878

(1)

This includes discounts charged by credit card acquirers for the advanced payment of receivables due from them (arising from sales to Company´s customers paid for using credit cards) of R$24,900, R$23,114 and R$16,826 (USD 4,320) for years ended December 31, 2016, 2017 and 2018, respectively.

	Year ended December 31,
	2016		2017		2018		2018
	BRL		BRL
	Restated		Restated		BRL		USD
Interest expense	R$	65,081	R$	61,287	R$	33,302	US$	8,595
Imputed interest on credit purchases		32,653		53,981		30,439		7,856
Bank charges		3,005		6,451		5,287		1,364
Derivative financial instruments loss		492		—		0		0
Foreign exchange loss		—		1,810		6,179		1,595
Debt issuance costs		2,532		4,665		2,447		632
Other		1,032		846		5,569		1,436

Total financial expense	R$	104,795	R$	129,040	R$	83,223	US$	21,478